Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 2,563	$ 841	$ 1,176
Acquisition Capital	7	18	13
Acquisitions (Note 5)	13,425	0	0
Total Capital Expenditures	15,995	859	1,189
Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	1,416	505	759
Upstream | Asia Pacific
Disclosure Of Reportable Segments [Line Items]
Capital Investment	21	0	0
Upstream | Atlantic
Disclosure Of Reportable Segments [Line Items]
Capital Investment	154	0	0
Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	1,063	276	280
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Acquisition Capital	3	6	2
Acquisitions (Note 5)	5,002	0	0
Oil Sands | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	1,019	427	656
Conventional
Disclosure Of Reportable Segments [Line Items]
Acquisition Capital	4	12	7
Acquisitions (Note 5)	547	0	0
Conventional | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	222	78	103
Offshore
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 5)	3,129	0	0
Canadian Manufacturing
Disclosure Of Reportable Segments [Line Items]
Capital Investment	37	33	52
Acquisition Capital	0	0	4
Acquisitions (Note 5)	2,283	0	0
U.S. Manufacturing
Disclosure Of Reportable Segments [Line Items]
Capital Investment	995	243	228
Acquisitions (Note 5)	1,618	0	0
Retail
Disclosure Of Reportable Segments [Line Items]
Capital Investment	31	0	0
Acquisitions (Note 5)	690	0	0
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	84	60	137
Acquisitions (Note 5)	$ 156	$ 0	$ 0